VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—2.9%
Communication Services—0.6%
DIRECTV Financing LLC
144A 8.875%, 2/1/30(1)	$35	$36
144A 8.875%, 2/1/30(1)	25	25
DISH Network Corp. 144A 11.750%, 11/15/27(1)	305	313
Gray Media, Inc.
144A 9.625%, 7/15/32(1)	110	106
144A 7.250%, 8/15/33(1)	195	192
McGraw-Hill Education, Inc. 144A 7.375%, 9/1/31(1)	100	102
		774

Financials—0.6%
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(1)	500	518
CompoSecure Holdings LLC 144A 5.625%, 2/1/33(1)	165	161
Gaia Purchaser, Inc. 144A 7.625%, 7/15/33(1)	25	25
Meridian Arc Holdco LLC 144A 6.250%, 4/30/31(1)	45	45
		749

Health Care—0.4%
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	315	332
Organon & Co. 144A 7.875%, 5/15/34(1)	175	187
		519

Industrials—0.9%
Columbus McKinnon Corp. 144A 7.125%, 2/1/33(1)	500	501
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	200	205
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	20	21
Icahn Enterprises LP 144A 10.000%, 11/15/29(1)	125	123
VoltaGrid LLC 144A 7.375%, 11/1/30(1)	260	270
		1,120

Information Technology—0.1%
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	75	74
Materials—0.3%
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(1)	190	187
Trivium Packaging Finance B.V. 144A 8.250%, 7/15/30(1)	203	215
	Par Value	Value

Materials—continued
WS Escrow LLC 144A 7.750%, 6/1/33(1)	$10	$10
		412

Total Corporate Bonds and Notes (Identified Cost $3,571)		3,648

Leveraged Loans—94.3%
Aerospace—4.0%
AAdvantage Loyalty IP Ltd. (3 month Term SOFR + 2.250%) 5.925%, 4/20/28(2)	860	858
As Mileage Plan Ip Ltd. 2026 (3 month Term SOFR + 2.000%) 5.643%, 5/12/33(2)	355	353
Brown Group Holding LLC (1 month Term SOFR + 2.500%) 6.144%, 7/1/31(2)	771	773
Kaman Corp. 2026 (3 month Term SOFR + 2.000%) 5.670%, 2/26/32(2)	401	401
Karman Holdings LLC 2026, Tranche B (3 month Term SOFR + 2.750%) 6.482%, 4/1/32(2)	124	125
Pac Dac LLC (3 month Term SOFR + 3.250%) 6.913%, 10/28/30(2)	677	671
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 6.732%, 3/18/30(2)	564	562
TransDigm, Inc. Tranche J (1 month Term SOFR + 2.500%) 6.144%, 2/28/31(2)	1,290	1,290
Vista Management Holding, Inc. (3 month Term SOFR + 3.750%) 7.442%, 4/1/31(2)	84	84
		5,117

Chemicals—4.3%
Basf Coatings Tranche B 0.000%, 6/29/33(2)(3)	390	391
Ineos Finance plc
2030 (1 month Term SOFR + 3.250%) 6.894%, 2/19/30(2)	726	667
2032 0.000%, 6/25/32(2)(3)	605	565
Ineos U.S. Finance LLC 2031 (1 month Term SOFR + 3.000%) 6.644%, 2/7/31(2)	674	596
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.144%, 12/31/29(2)	719	709
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.250%) 6.938%, 4/3/28(2)	1,104	1,103
USALCO LLC 2025 (1 month Term SOFR + 3.500%) 7.144%, 9/30/31(2)	596	593
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Windsor Holdings III LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.394%, 8/1/30(2)	$866	$865
		5,489

Consumer Durables—1.7%
Cimpress plc 2026, Tranche B-1 (1 month Term SOFR + 2.500%) 6.144%, 6/3/33(2)	50	50
Gloves Buyer, Inc. (1 month Term SOFR + 4.000%) 7.644%, 5/21/32(2)	512	514
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 5.670%, 8/13/32(2)	407	407
White Cap Supply Holdings LLC
Tranche C (1 month Term SOFR + 3.250%) 6.894%, 10/19/29(2)	640	638
Tranche D (1 month Term SOFR + 3.500%) 7.144%, 2/10/33(2)	510	507
		2,116

Consumer Non-Durables—2.2%
AI Aqua Merger Sub, Inc.
2026, Tranche B (1-3 month Term SOFR + 2.500%) 6.119%, 7/30/28(2)	1,014	1,013
Tranche B 0.000%, 7/4/33(2)(3)	640	639
Albion Financing 3 S.a.r.l. 2025, Tranche A (2 month Term SOFR + 3.000%) 6.632%, 5/21/31(2)	427	427
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 9.232%, 1/31/31(2)	635	511
Energizer Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 5.639%, 3/13/32(2)	142	141
		2,731

Energy—1.8%
ACI ROVER PARENT LLC (3 month Term SOFR + 2.250%) 5.982%, 6/9/33(2)	90	90
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.688%, 9/29/32(2)	527	529
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.250%) 6.925%, 2/11/33(2)	415	415
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 5.641%, 5/19/33(2)	360	359
M6 ETX Holdings II Midco LLC Tranche B (1 month Term SOFR + 2.500%) 6.144%, 4/1/32(2)	265	266
Paragon Offshore Finance Co. Escrow 0.000%, 7/19/27(4)(5)	1	—
Traverse Midstream Partners LLC Tranche B 0.000%, 7/14/33(2)(3)	165	165
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.000%, 3/3/31(2)	320	321
	Par Value	Value

Energy—continued
Whitewater Matterhorn Holdings LLC Tranche B (3 month Term SOFR + 1.750%) 5.500%, 6/16/32(2)	$110	$109
		2,254

Financials—5.5%
Acrisure LLC 2025, Tranche B7 (1 month Term SOFR + 3.250%) 6.894%, 6/21/32(2)	1,262	1,137
Alliant Holdings Intermediate LLC 2025 (1 month Term SOFR + 2.500%) 0.000%, 9/19/31(2)	100	99
AmWINS Group, Inc. 2026 (3 month Term SOFR + 2.000%) 5.732%, 1/30/32(2)	654	639
Ardonagh Group Finco Pty Ltd. 2025, Tranche B (3 month Term SOFR + 3.000%) 6.620%, 2/15/31(2)	676	652
Azorra Soar TLB Finance Ltd. (3 month Term SOFR + 2.500%) 6.164%, 10/18/29(2)	318	319
Broadstreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.500%) 6.144%, 6/13/31(2)	705	679
Citadel Securities LP 2026 (3 month Term SOFR + 2.000%) 5.661%, 6/10/33(2)	658	657
Focus Financial Partners LLC Tranche B (1 month Term SOFR + 2.500%) 6.144%, 9/15/31(2)	614	598
Hudson River Trading LLC Tranche B-2 (1 month Term SOFR + 2.500%) 6.139%, 3/18/30(2)	454	450
Jane Street Group LLC 0.000%, 12/15/31(2)(3)	439	434
Jump Financial LLC Tranche B-1 (3 month Term SOFR + 3.500%) 7.232%, 2/26/32(2)	344	344
Trucordia Insurance Holdings LLC 2025, Tranche B, First Lien (3 month Term SOFR + 3.250%) 6.982%, 6/17/32(2)	362	322
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 6.482%, 5/6/31(2)	700	683
		7,013

Food / Tobacco—5.1%
Arnott 10/29/32 (1 month Term SOFR + 3.000%) 6.657%, 10/29/32(2)	140	140
Aspire Bakeries Holdings LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.644%, 12/23/30(2)	440	441
CHG PPC Parent LLC 2021 (1 month Term SOFR + 3.114%) 6.758%, 12/8/28(2)	430	431
Chobani LLC 2025, Tranche B, First Lien (1 month Term SOFR + 2.250%) 5.894%, 10/28/32(2)	383	384
Del Monte Foods, Inc.
(1 month Term SOFR + 4.350%) 7.969%, 8/2/28(5)	345	10
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
(1 month Term SOFR + 4.850%) 8.487%, 8/2/28(5)	$795	$8
(1 month Term SOFR + 8.100%) 11.719%, 8/2/28(5)	152	72
(1 month Term SOFR + 9.600%) 0.000%, 6/1/27(2)(4)	182	22
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.250%) 5.877%, 9/30/31(2)	1,072	1,063
Nourish Buyer I, Inc. 2026 (3 month Term SOFR + 4.000%) 7.669%, 7/9/32(2)	90	90
Pegasus Bidco B.V. (1 month Term SOFR + 2.500%) 6.167%, 7/12/32(2)	840	840
Raising Canes Restaurants LLC (1 month Term SOFR + 2.000%) 5.613%, 6/6/33(2)	535	532
Red SPV LLC (1 month Term SOFR + 2.250%) 5.902%, 3/15/32(2)	624	623
Sazerac Co., Inc. Tranche B-2 (1 month Term SOFR + 2.000%) 5.630%, 7/9/32(2)	338	337
Sigma Holdco B.V. Tranche B-15 (6 month Term SOFR + 4.250%) 7.918%, 10/31/30(2)	547	525
Treehouse Foods, Inc. (1 month Term SOFR + 4.250%) 7.894%, 2/4/33(2)	430	431
Triton Water Holdings, Inc. 2026 (3 month Term SOFR + 2.750%) 6.482%, 3/31/31(2)	519	521
		6,470

Food and Drug—0.4%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-3 (6 month Term SOFR + 2.750%) 6.387%, 1/27/32(2)	515	515
Forest Prod / Containers—1.2%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 6.819%, 4/13/29(2)	747	733
Graham Packaging Co., Inc. (1 month Term SOFR + 2.250%) 5.894%, 1/26/33(2)	529	529
TricorBraun, Inc. (1 month Term SOFR + 3.250%) 6.894%, 3/3/31(2)	258	241
		1,503

Gaming / Leisure—6.3%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.894%, 2/6/30(2)	569	549
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 8.413%, 3/29/32(2)	490	489
Entain plc
Tranche B-5 (3 month Term SOFR + 2.250%) 5.982%, 7/30/32(2)	189	188
Tranche B-6 (3 month Term SOFR + 2.250%) 5.982%, 10/31/29(2)	275	275
	Par Value	Value

Gaming / Leisure—continued
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 3.250%) 6.894%, 1/27/29(2)	$594	$593
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.000%) 5.732%, 6/4/32(2)	353	351
Gaia Purchaser, Inc. Tranche B 0.000%, 6/25/33(2)(3)	145	145
J&J Ventures Gaming LLC 2025, Tranche B (1 month Term SOFR + 3.500%) 7.144%, 4/26/30(2)	405	403
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 5.613%, 11/5/31(2)	546	546
Live Nation Entertainment, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.639%, 10/21/32(2)	313	313
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.232%, 11/12/29(2)	456	387
Oak-Eagle Acquireco, Inc. Tranche B 0.000%, 3/24/33(2)(3)	505	506
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 7.982%, 8/1/30(2)	465	442
Pioneer Opco LLC Tranche B (1 month Term SOFR + 3.250%) 6.894%, 5/16/33(2)	100	100
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.508%, 3/13/28(2)	915	887
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 6.674%, 4/4/29(2)	371	365
TKO Worldwide Holdings LLC Tranche B-7 (3 month Term SOFR + 1.750%) 5.412%, 11/21/31(2)	669	666
Turquoise Topco Ltd. (3 month Term SOFR + 3.250%) 6.982%, 12/30/32(2)	728	714
		7,919

Health Care—12.5%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 6.576%, 5/1/30(2)	479	461
Alkermes, Inc. Tranche B (3 month Term SOFR + 2.750%) 6.482%, 8/12/31(2)(4)	289	290
Amneal Pharmaceuticals LLC (1 month Term SOFR + 3.000%) 6.644%, 8/2/32(2)	263	264
Argent Finco LLC Tranche B 0.000%, 11/12/32(2)(3)	105	105
AthenaHealth Group, Inc. (1 month Term SOFR + 2.750%) 6.394%, 2/15/29(2)	355	354
Bausch & Lomb Corp. 2025 (1 month Term SOFR + 3.750%) 7.394%, 1/15/31(2)	480	481
BELLA HOLDING Co. LLC (1 month Term SOFR + 3.250%) 6.894%, 6/16/33(2)	210	208
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Health Care—continued
CHG Healthcare Services, Inc. (3 month Term SOFR + 3.000%) 6.657%, 9/29/31(2)	$670	$670
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.250%) 5.913%, 11/8/32(2)	760	760
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 6.370%, 5/1/31(2)	361	330
DaVita, Inc. 2025, Tranche B-2 (1 month Term SOFR + 1.750%) 5.394%, 5/9/31(2)	204	204
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 3.750%) 7.394%, 4/23/31(2)	167	167
Financiere Mendel (3 month Term SOFR + 2.750%) 6.393%, 11/8/30(2)	163	163
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 7.832%, 10/1/27(2)	922	907
Genmab A/S Tranche B-1 (3 month Term SOFR + 2.000%) 5.732%, 12/13/32(2)	90	90
Global Medical Response, Inc. (1 month Term SOFR + 3.250%) 6.889%, 10/1/32(2)	452	453
Grifols International Services Designated Activity Co. Tranche B, First Lien (6 month Term SOFR + 2.500%) 6.187%, 4/14/33(2)	214	215
Hanger, Inc.
(1 month Term SOFR + 3.500%) 7.144%, 10/23/31(2)	53	27
(1 month Term SOFR + 3.500%) 7.144%, 10/23/31(2)	583	585
Heartland Dental LLC 2025 (1 month Term SOFR + 3.500%) 7.144%, 8/25/32(2)(3)	540	540
Hologic, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.995%, 4/7/33(2)	565	552
Inizio Group Ltd. First Lien (3 month Term SOFR + 4.350%) 8.082%, 8/21/28(2)	302	288
IVC Acquisition Ltd. Tranche B-12 (3 month Term SOFR + 3.750%) 7.482%, 12/12/28(2)	472	468
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 7.423%, 5/16/31(2)	320	315
Tranche B-2 (3 month Term SOFR + 3.500%) 7.177%, 5/16/31(2)	133	130
Lumexa Imaging, Inc. (3 month Term SOFR + 2.500%) 6.232%, 12/17/32(2)(4)	209	210
Mckesson Medical-Surgical Top Holdings, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.982%, 6/9/32(2)	105	105
Medline Borrower LP 2030 (1 month Term SOFR + 1.500%) 5.144%, 5/16/33(2)	816	810
Modivcare, Inc. (3 month Term SOFR + 5.000%) 8.732%, 12/2/30(2)	36	30
Opal Bidco SAS Tranche B-6 (3 month Term SOFR + 2.500%) 6.232%, 4/28/32(2)	779	778
	Par Value	Value

Health Care—continued
Paradigm Parent LLC (3 month Term SOFR + 4.500%) 8.232%, 4/16/32(2)	$179	$153
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.144%, 12/12/31(2)	557	557
Phoenix Guarantor, Inc. Tranche B-6 (1 month Term SOFR + 2.000%) 5.644%, 2/21/31(2)	794	792
PointClickCare Technologies 2025, Tranche B, First Lien (3 month Term SOFR + 2.750%) 6.413%, 11/3/31(2)(3)	345	344
Radiology Partners, Inc. Tranche B (3 month Term SOFR + 4.500%) 8.232%, 6/30/32(2)	372	371
RESONETICS LLC (3 month Term SOFR + 2.750%) 6.419%, 6/18/31(2)	164	164
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 5.644%, 12/3/31(2)	359	358
Sharp Services LLC Tranche E (3 month Term SOFR + 3.000%) 6.732%, 9/29/32(2)	269	269
Southern Veterinary Partners LLC 2025 (3 month Term SOFR + 2.500%) 6.156%, 12/4/31(2)	553	552
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.732%, 9/27/30(2)	350	350
Surgery Center Holdings, Inc. 2025 (1 month Term SOFR + 2.500%) 6.144%, 12/19/30(2)	621	621
Upstream Newco, Inc. 2025 (3 month Term SOFR + 4.512%) 8.187%, 11/20/29(2)	427	400
		15,891

Housing—3.2%
Chariot Buyer LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.644%, 9/8/32(2)	739	738
Construction Partners, Inc. (1 month Term SOFR + 2.000%) 5.637%, 11/3/31(2)	981	980
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.482%, 9/24/32(2)	269	269
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.000%) 6.732%, 1/17/32(2)	473	472
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 7.502%, 6/6/31(2)	685	573
Quikrete Holdings, Inc.
2029, Tranche B (1 month Term SOFR + 2.250%) 5.894%, 3/19/29(2)	396	396
Tranche B-3 (1 month Term SOFR + 2.250%) 5.894%, 2/10/32(2)	504	503
Qxo Building Products, Inc. Tranche B 0.000%, 7/1/33(2)(3)	130	130
		4,061

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Information Technology—11.2%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.232%, 2/23/32(2)	$90	$89
Tranche B-1 (3 month Term SOFR + 2.250%) 5.982%, 2/24/31(2)	1,333	1,308
Belden, Inc. 0.000%, 7/1/33(2)(3)	105	105
BMC Software 2031 (3 month Term SOFR + 2.750%) 6.416%, 7/30/31(2)	451	405
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.546%, 7/6/29(2)	762	369
Cloud Software Group, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 6.982%, 3/21/31(2)	592	518
Composecure Holdings LLC (3 month Term SOFR + 2.250%) 5.918%, 1/14/33(2)	175	174
ConnectWise LLC (3 month Term SOFR + 3.762%) 7.494%, 9/29/28(2)	1,075	985
Coreweave Compute Acquisition Co. IV LLC (1 month Term SOFR + 4.500%) 8.120%, 11/6/31(2)	144	147
Delta TopCo, Inc. (3 month Term SOFR + 2.750%) 6.402%, 11/30/29(2)	389	367
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.644%, 8/30/30(2)	748	748
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.750%) 6.394%, 5/30/31(2)	801	764
Esco Technologies, Inc. Tranche B, First Lien 0.000%, 5/27/33(2)(3)	90	90
Finastra USA, Inc.
(6 month Term SOFR + 4.000%) 7.746%, 9/15/32(2)	569	522
Second Lien (6 month Term SOFR + 7.000%) 10.751%, 9/15/33(2)	155	135
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.144%, 1/30/32(2)	726	694
Ion Platform Finance U.S., Inc. (3 month Term SOFR + 3.750%) 7.482%, 10/7/32(2)	658	467
Javelin Buyer, Inc. (3 month Term SOFR + 2.750%) 6.413%, 12/5/31(2)	393	368
Project Ruby Ultimate Parent Corp. Tranche B-5 (1 month Term SOFR + 2.864%) 6.508%, 3/10/28(2)	924	922
Proofpoint, Inc. 2025, Tranche B, First Lien (3 month Term SOFR + 3.000%) 6.732%, 8/31/28(2)	1,102	1,062
RealPage, Inc. First Lien (3 month Term SOFR + 3.262%) 6.994%, 4/24/28(2)	457	427
Rocket Software, Inc. (1 month Term SOFR + 3.750%) 7.394%, 11/28/28(2)	639	606
Shift4 Payments LLC 0.000%, 7/3/32(2)(3)	465	463
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 5.644%, 5/9/31(2)	734	732
Trio Bidco, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.732%, 10/29/32(2)	591	579
	Par Value	Value

Information Technology—continued
UKG, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.913%, 2/10/31(2)	$1,166	$1,096
		14,142

Manufacturing—5.2%
Alliance Laundry Systems LLC Tranche B (1-3 month Term SOFR + 2.250%) 5.913%, 8/19/31(2)	395	395
Arcline FM Holdings LLC 2025 (3 month Term SOFR + 2.750%) 6.596%, 6/23/30(2)	909	911
Columbus McKinnon Corp. Tranche B (3 month Term SOFR + 3.500%) 7.232%, 2/3/33(2)	301	300
Cube Industrials Buyer, Inc. (3 month Term SOFR + 3.000%) 6.669%, 10/17/31(2)	489	489
Dynamo U.S. Bidco, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 6.894%, 9/30/31(2)	147	140
Gibraltar Industries, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.869%, 2/2/33(2)	272	272
Glatfelter Corp. Tranche B (1 month Term SOFR + 4.250%) 7.894%, 11/4/31(2)	390	387
Indicor LLC Tranche E (1 month Term SOFR + 2.500%) 6.144%, 11/22/29(2)	899	898
Innio Group Holding GmbH 2026, Tranche B (3 month Term SOFR + 1.500%) 5.148%, 11/3/31(2)	544	541
Lsf12 Crown U.S. Commercial Bidco LLC 2026 (1 month Term SOFR + 3.000%) 6.620%, 12/2/31(2)	738	739
MV Holding GmbH Tranche B (1 month Term SOFR + 2.000%) 5.644%, 3/17/32(2)	479	479
Resilience Parent LLC (3 month Term SOFR + 2.500%) 6.232%, 2/28/33(2)	470	469
Tiger Acquisition LLC (1 month Term SOFR + 2.500%) 6.153%, 8/23/32(2)	521	522
		6,542

Media / Telecom - Broadcasting—3.5%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.332%, 6/18/29(2)	1,079	972
Discovery Global Holdings, Inc. (1 month Term SOFR + 2.500%) 6.144%, 6/3/33(2)	113	113
EOC Borrower LLC Tranche B (1 month Term SOFR + 2.750%) 6.394%, 3/24/32(2)	355	355
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 6.735%, 12/1/28(2)	567	567
Nexstar Media, Inc. Tranche B-7 (1 month Term SOFR + 2.750%) 6.394%, 3/18/33(2)	466	461
Sinclair Television Group, Inc. Tranche B-7 (3 month Term SOFR + 4.250%) 7.982%, 12/31/30(2)	1,062	920
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—continued
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.258%, 1/31/29(2)	$1,043	$1,034
		4,422

Media / Telecom - Cable/Wireless Video—2.0%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.894%, 9/18/30(2)	881	787
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.175%, 8/2/29(2)	929	933
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 6.994%, 11/12/27(2)	1,128	854
		2,574

Media / Telecom - Diversified Media—1.5%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.663%, 10/30/30(2)	679	675
McGraw-Hill Education, Inc. 2025, Tranche B (1 month Term SOFR + 2.750%) 6.394%, 8/6/31(2)	293	294
Neptune Bidco U.S., Inc. 2026, Tranche B (3 month Term SOFR + 5.100%) 8.769%, 2/3/33(2)	930	922
		1,891

Media / Telecom - Telecommunications—1.3%
Altice France S.A. Tranche B-11 (3 month Term SOFR + 4.125%) 7.798%, 5/1/28(2)	984	986
Cincinnati Bell, Inc. Tranche B-5 (1 month Term SOFR + 2.250%) 5.894%, 11/22/28(2)	721	719
		1,705

Media / Telecom - Wireless Communications—0.6%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.258%, 3/2/29(2)	716	719
Metals / Minerals—0.7%
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.394%, 8/18/30(2)	437	438
Worthington Steel, Inc. (1 month Term SOFR + 4.000%) 7.620%, 6/1/33(2)	425	424
		862

Retail—2.7%
Chewy, Inc. (3 month Term SOFR + 1.750%) 5.446%, 6/16/33(2)	60	60
EG America LLC Tranche B (3 month Term SOFR + 3.250%) 6.916%, 2/10/31(2)	646	648
	Par Value	Value

Retail—continued
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.894%, 6/11/31(2)	$546	$544
Peer Holding III B.V. Tranche B (3 month Term SOFR + 2.500%) 6.232%, 10/26/30(2)	562	563
Petco Health & Wellness Co., Inc. 2026 (3 month Term SOFR + 4.250%) 7.982%, 2/3/31(2)	249	246
PetsMart LLC Tranche B (1 month Term SOFR + 4.000%) 7.652%, 8/18/32(2)	613	611
Pye Barker Fire & Safety LLC
(3 month Term SOFR + 2.500%) 6.232%, 12/16/32(2)	6	5
(3 month Term SOFR + 2.500%) 6.232%, 12/16/32(2)	235	235
Restoration Hardware, Inc. 0.000%, 10/20/28(2)(3)	190	185
Skechers USA, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 6.394%, 9/13/32(2)	368	370
		3,467

Service—11.3%
ACUREN DELAWARE HOLDCO, Inc. (1 month Term SOFR + 2.500%) 6.144%, 7/30/31(2)	217	217
Adi Global Distribution Funding LLC Tranche B 0.000%, 6/17/33(2)(3)	55	55
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 5.644%, 8/12/32(2)	452	449
Allied Universal Holdco LLC (1 month Term SOFR + 3.250%) 6.894%, 8/20/32(2)	407	406
Ascend Learning LLC (1 month Term SOFR + 3.000%) 6.644%, 12/11/28(2)	470	458
BIFM U.S. Finance LLC 2025, First Lien (1 month Term SOFR + 3.250%) 6.894%, 5/31/28(2)	574	575
BrightView Landscapes LLC (1 month Term SOFR + 2.000%) 5.636%, 6/17/33(2)	595	592
Crisis Prevention Institute, Inc. 2024 (3 month Term SOFR + 4.000%) 7.732%, 4/9/31(2)	348	342
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.250%) 6.894%, 7/9/32(2)	805	806
DXP Enterprises, Inc. 2025 (1 month Term SOFR + 3.250%) 6.894%, 10/11/30(2)	460	461
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 6.663%, 2/9/33(2)	330	329
Fugue Finance B.V. Tranche B (3 month Term SOFR + 2.250%) 5.916%, 1/9/32(2)	326	325
Garda World Security Corp. (3 month Term SOFR + 2.750%) 6.419%, 2/1/29(2)	1,141	1,138
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Service—continued
GFL Environmental Services, Inc. (3 month Term SOFR + 2.500%) 6.156%, 3/3/32(2)	$804	$804
Grant Thornton Advisors LLC 2025 (1 month Term SOFR + 2.750%) 6.394%, 6/2/31(2)	400	380
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 5.644%, 1/31/31(2)	595	594
Kuehg Corp. (3 month Term SOFR + 2.750%) 6.482%, 6/12/30(2)	343	330
Lernen Bidco Ltd. Tranche B-3 (6 month Term SOFR + 3.500%) 7.131%, 10/27/31(2)	552	542
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.232%, 11/24/28(2)	1,107	1,028
Omnia Partners LLC (3 month Term SOFR + 2.750%) 6.417%, 12/31/32(2)	357	357
Openlane, Inc. 2025 (3 month Term SOFR + 2.500%) 6.148%, 10/8/32(2)	299	299
Pinnacle Buyer LLC (3 month Term SOFR + 2.500%) 6.182%, 10/1/32(2)	305	306
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 5.619%, 10/13/30(2)	642	638
Sedgwick Claims Management Services, Inc. 2024 (1 month Term SOFR + 2.500%) 6.144%, 7/31/31(2)	436	430
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 6.394%, 2/10/29(2)	432	425
Sweetwater Borrower LLC Tranche B (1 month Term SOFR + 4.000%) 7.644%, 2/11/33(2)	213	214
TMF Sapphire Bidco B.V. Tranche B-7 (3 month Term SOFR + 3.250%) 6.982%, 5/30/33(2)	281	281
Trugreen Ltd. Partnership First Lien (3 month Term SOFR + 4.100%) 7.766%, 11/2/27(2)	525	501
Vantor Holdings, Inc. (3 month Term SOFR + 4.500%) 8.118%, 3/3/33(2)	430	431
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 6.508%, 3/24/28(2)	596	597
		14,310

Transportation - Automotive—2.3%
American Axle & Manufacturing, Inc. Tranche C (1-3 month Term SOFR + 3.250%) 6.915%, 2/3/33(2)	449	449
Belron Finance 2019 LLC (3 month Term SOFR + 2.000%) 5.657%, 10/16/31(2)	631	630
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.144%, 5/6/30(2)	620	620
Mavis Tire Express Services Topco Corp.
(3 month Term SOFR + 3.250%) 6.920%, 5/6/33(2)	165	165
2025, First Lien (3 month Term SOFR + 3.000%) 6.669%, 5/4/28(2)	428	427
	Par Value	Value

Transportation - Automotive—continued
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.144%, 1/30/31(2)	$563	$562
		2,853

Utilities—3.8%
Alpha Generation LLC (1 month Term SOFR + 1.750%) 5.394%, 6/10/33(2)	560	553
Astoria Energy LLC Tranche B (1-3 month Term SOFR + 2.250%) 5.894%, 6/23/32(2)	568	567
Birdsboro Power LLC Tranche B 0.000%, 6/24/33(2)(3)	215	214
Hunterstown Generation LLC (3 month Term SOFR + 2.750% - 3 month Prime + 1.750% ) 6.482%, 11/6/31(2)	585	585
Indeck Niles LLC Tranche B (3 month Term SOFR + 2.750%) 6.482%, 3/9/33(2)	239	238
Lightning Power LLC Tranche B (1 month Term SOFR + 2.000%) 5.644%, 8/18/31(2)	689	689
Pathfinder Power LLC Tranche B 0.000%, 6/22/33(2)(3)	45	45
Potomac Energy Center LLC (3 month Term SOFR + 2.750%) 6.413%, 8/5/32(2)	480	479
South Field Energy LLC
Tranche B (3 month Term SOFR + 3.000%) 6.732%, 8/29/31(2)	222	222
Tranche C (3 month Term SOFR + 3.000%) 6.732%, 8/29/31(2)	14	15
Tenaska Pennsylvania Partners LLC Tranche B (3 month Term SOFR + 2.250%) 5.870%, 2/18/33(2)	130	129
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.620%, 1/27/31(2)	1,098	1,097
		4,833

Total Leveraged Loans (Identified Cost $122,790)		119,399

	Shares
Common Stocks—0.4%
Communication Services—0.1%
Atento Luxco 1 S.A.(6)	8,467	167
Consumer Discretionary—0.0%
NMG Parent LLC Escrow(4)(6)	3,033	—
West Marine(4)(6)	1,450	—
		—

Health Care—0.1%
Envision Healthcare Corp.(4)(6)	6,407	117
Modivcare(4)(6)	6,900	35
		152

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Materials—0.2%
Klockner Pentaplast(6)	125,172	$233
Total Common Stocks (Identified Cost $233)		552

Exchange-Traded Funds—1.9%
Invesco Senior Loan ETF(7)	30,860	629
iShares iBoxx High Yield Corporate Bond ETF(7)	6,325	506
Janus Henderson B-BBB CLO ETF(7)	13,535	641
State Street SPDR Bloomberg High Yield Bond ETF(7)	6,045	582
Total Exchange-Traded Funds (Identified Cost $2,358)		2,358

Total Long-Term Investments—99.5% (Identified Cost $128,952)		125,957

TOTAL INVESTMENTS—99.5% (Identified Cost $128,952)		$125,957
Other assets and liabilities, net—0.5%		645
NET ASSETS—100.0%		$126,602

Abbreviations:
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $3,648 or 2.9% of net assets.

(2)
Variable rate security. Rate disclosed is as of June 30, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)	This loan will settle after June 30, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received.
(6)	Non-income producing.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Canada	4
Netherlands	3
Cayman Islands	1
Luxembourg	1
Total	100%
† % of total investments as of June 30, 2026.
As of June 30, 2026, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Coreweave Compute Acquisition Co. IV LLC, 11/06/31	$261	$266	$266	$1
Hanger, Inc., 10/23/31	22	49	49	— (1)
Kaman Corp. 2026, 2/26/32	47	46	46	— (1)
Pinnacle Buyer LLC, 10/01/32	59	59	59	— (1)
Pye Barker Fire & Safety LLC, 12/16/32	30	30	30	— (1)
Trio Bidco, Inc. Tranche B, 10/29/32	62	62	61	(1)
Total	$481	$512	$511	$—

(1)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$3,648	$—	$3,648	$—
Leveraged Loans	119,399	—	118,877	522 (1)
Equity Securities:
Common Stocks	552	—	400	152 (1)
Exchange-Traded Funds	2,358	2,358	—	—
Other Financial Instruments:
Unfunded Loan Commitments*	—	—	—	—
Total Investments	$125,957	$2,358	$122,925	$674

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Securities held by the Fund with an end of period value of $10 were transferred from Level 3 to Level 2 due to a increase in trading activities during the period.
Securities held by the Fund with an end of period value of $117 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Common stock
Investments in Securities
Balance as of September 30, 2025:	$14	$14 (a)	$— (a)
Accrued discount/(premium)	— (e)	— (e)	—
Net realized gain (loss)	— (e)	— (e)	—
Net change in unrealized appreciation (depreciation)(b)	(125)	(149)	24
Purchases	709	682	27
Sales(c)	(11)	(11)	—
Transfers into Level 3(d)	101	—	101
Transfers from Level 3(d)	(14)	(14)	—
Balance as of June 30, 2026	$674	$522 (a)	$152 (a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2026, was $(125).
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of June 30, 2026, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(e) Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.